UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

Cargile Fund

SEMI-ANNUAL REPORT
December 31, 2023

TICKER CFNDX

Cargile Fund (Unaudited)

Cargile Fund by Sectors (as a percentage of Net Assets) December 31, 2023

*Net Cash represents other assets in excess of liabilities.

PERFORMANCE INFORMATION

December 31, 2023 NAV $9.11

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2023

		Since
	1 Year(A)	Inception(A)
Cargile Fund	6.05%	-0.80%

Annual Fund Operating Expense Ratio (from 11/1/2023 Prospectus): Gross - 1.82%; Net - 1.72%

The Fund’s expense ratio for the period ended December 31, 2023 can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and the application of breakpoints discussed in Note 4.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Cargile Fund commenced operations on July 9, 2018.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-204-1128. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2023 Semi-Annual Report 1

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on July 1, 2023, and held through December 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2023 to
	July 1, 2023	December 31, 2023	December 31, 2023

Actual	$1,000.00	$1,048.59	$7.98

Hypothetical	$1,000.00	$1,017.34	$7.86
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2023 Semi-Annual Report 2

Cargile Fund

	Schedule of Investments
	December 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
19,504,968 Fidelity® Investments Money Market Government	$19,504,968
Portfolio - Class I 5.25% * +
Total for Money Market Funds (Cost - $19,504,968)	19,504,968	99.71%
Total Investments (Cost - $19,504,968)	19,504,968	99.71%
Other Assets in Excess of Liabilities	55,784	0.29%
Net Assets	$19,560,752	100.00%

+ Additional Information, including current Prospectus and Annual Reports, is available at:
https://fundresearch.fidelity.com/mutual-funds/summary/316175108
* The rate shown represents the 7-day yield at December 31, 2023.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 3

Cargile Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2023

Assets:
Investments at Fair Value	$19,504,968
(Cost - $19,504,968)
Receivables:
Dividends	81,633
Total Assets	19,586,601
Liabilities:
Management Fees Payable	16,677
Service Fees Payable	9,172
Total Liabilities	25,849
Net Assets	$19,560,752

Net Assets Consist of:
Paid In Capital	$22,833,807
Total Distributable Earnings/(Accumulated Deficit)	(3,273,055)
Net Assets, for 2,147,471 Shares Outstanding	$19,560,752
(Unlimited shares authorized)
Net Asset Value, Offering and Redemption Price Per Share
($19,560,752/2,147,471 shares)	$9.11

Statement of Operations (Unaudited)
For the six month period ended December 31, 2023

Investment Income:
Dividends	$405,242
Total Investment Income	405,242
Expenses:
Management Fees (Note 4)	100,998
Service Fees (Note 4)	65,649
Total Expenses	166,647
Less: Expenses Waived	(10,100)
Net Expenses	156,547

Net Investment Income/(Loss)	248,695

Realized and Unrealized Gain/(Loss) on Investments
Realized Gain/(Loss) on Investments	908,693
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(209,905)
Net Realized and Unrealized Gain/(Loss) on Investments	698,788

Net Increase/(Decrease) in Net Assets from Operations	$947,483

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 4

Cargile Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2023	7/1/2022
	to	to
	12/31/2023	6/30/2023
From Operations:
Net Investment Income/(Loss)	$248,695	$364,298
Net Realized Gain/(Loss) on Investments	908,693	(117,384)
Change in Net Unrealized Appreciation/(Depreciation)	(209,905)	209,905
Increase/(Decrease) in Net Assets from Operations	947,483	456,819
From Distributions to Shareholders:	(488,211)	-
From Capital Share Transactions:
Proceeds From Sale of Shares	172,099	54,577
Shares Issued on Reinvestment of Dividends	488,211	-
Cost of Shares Redeemed	(2,138,965)	(4,828,945)
Net Increase/(Decrease) from Shareholder Activity	(1,478,655)	(4,774,368)
Net Increase/(Decrease) in Net Assets	(1,019,383)	(4,317,549)
Net Assets at Beginning of Period	20,580,135	24,897,684
Net Assets at End of Period	$19,560,752	$20,580,135
Share Transactions:
Issued	19,015	6,203
Reinvested	53,591	-
Redeemed	(233,619)	(550,689)
Net Increase/(Decrease) in Shares	(161,013)	(544,486)
Shares Outstanding Beginning of Period	2,308,484	2,852,970
Shares Outstanding End of Period	2,147,471	2,308,484

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2023		7/1/2022	7/1/2021	7/1/2020	7/1/2019	7/9/2018*
	to		to	to	to	to	to
	12/31/2023		6/30/2023	6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value -
Beginning of Period	$8.91		$8.73	$10.10	$10.24	$9.90	$10.00
Net Investment Income/(Loss) (a) (e)	0.11		0.14	(0.08)	(0.08)	(0.01)	0.06
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	0.32		0.04	(1.29)	0.05	0.48	(0.16)
Total from Investment Operations	0.43		0.18	(1.37)	(0.03)	0.47	(0.10)
Distributions (From Net Investment Income)	(0.23)		-	-	-	(0.04)	-
Distributions (From Realized Capital Gains)	-		-	-	(0.11)	(0.09)	-
Total Distributions	(0.23)		-	-	(0.11)	(0.13)	-
Net Asset Value -
End of Period	$9.11		$8.91	$8.73	$10.10	$10.24	$9.90
Total Return (c)	4.86%	**	2.06%	(13.56)%	(0.22)%	4.72%	(1.00)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$19,561		$20,580	$24,898	$34,990	$34,200	$11,011
Before Reimbursement
Ratio of Expenses to Average Net Assets (d) (f)	1.65%	***	1.65%	1.58%	1.55%	1.61%	1.65%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	2.36%	***	1.53%	(0.93)%	(0.78)%	(0.10)%	0.61%	***
After Reimbursement
Ratio of Expenses to Average Net Assets (d) (f)	1.55%	***	1.55%	1.52%	1.55%	1.61%	1.65%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets (d) (e) (f)	2.46%	***	1.63%	(0.86)%	(0.78)%	(0.10)%	0.61%	***
Portfolio Turnover Rate	320.32%	**	475.51%	308.66%	1,340.05%	1,678.17%	1,142.12%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in
Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) Effective November 1, 2021, the Adviser has contractually agreed to waive a portion of its service fees. See Note 4.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 5

NOTES TO THE FINANCIAL STATEMENTS CARGILE FUND December 31, 2023 (Unaudited)

1.) ORGANIZATION
Cargile Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 21, 2018. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2023, there were thirteen series authorized by the Trust. The Fund commenced operations on July 9, 2018. The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in exchange traded funds and/or cash and cash equivalents. The Investment Adviser to the Fund is Cargile Investment Management, Inc. (the “Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Adviser as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2023, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for Federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain

2023 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

for Federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for Federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is cate-

2023 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

gorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2023:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$19,504,968	$0	$0	$19,504,968
Total	$19,504,968	$0	$0	$19,504,968

The Fund did not hold any Level 3 assets during the six month period ended December 31, 2023. The Fund did not invest in derivative instruments during the six month period ended December 31, 2023.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser receives an investment management fee equal to 1.00% of the Fund’s average daily net assets.

For the six month period ended December 31, 2023, the Adviser earned management fees totaling $100,998. At December 31, 2023, the Fund owed $16,677 to the Adviser.

Additionally, the Fund has a Services Agreement with the Adviser (the “Services Agreement”). Under the Services Agreement the Adviser receives an additional fee of 0.65% of the Fund’s average daily net assets up to $25 million, 0.35% of the Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Adviser supervises the Fund’s business affairs. The Adviser coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to the Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and such other actions with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties under the Services Agreement. Effective November 1, 2021, the Adviser has contractually agreed to waive Services Agreement fees by 0.10% of its average daily net assets through October 31, 2024. There is no recapture provision to this waiver.

For the six month period ended December 31, 2023, the Adviser earned services fees of $65,649 and waived fees in the amount of $10,100. At December 31, 2023, the Fund owed the Adviser services fees of $9,172.

2023 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

5.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $3,000, in Trustees’ fees for the six month period ended December 31, 2023 by the Adviser.

6.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $29,635,827 and $49,544,325, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, Charles Schwab & Co. Inc., held for the benefit of its customers, in the aggregate, 73.06% of Fund shares. The Trust does not know whether the foregoing entity or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2023, was $19,504,968.

At December 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$–	$–	$–

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2023	June 30, 2023
Ordinary Income .	$ 488,211	$ –
Long-Term Capital Gain	–	–
	$ 488,211	$ –

As of December 31, 2023, there were no differences between book and tax basis unrealized depreciation.

9.) DEFENSIVE POSITIONS
The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of December 31, 2023 the Fund had 99.71% of the value of its investments invested in the Fidelity Investments Money Market Government Portfolio – Class I. Additional information for this money market fund, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

10.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

2023 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

ADDITIONAL INFORMATION December 31, 2023 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Cargile Investment Management, Inc., the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.cargilefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling our toll free number (1-888-204-1128). This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended December 31, 2023, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the 1940 Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2023 Semi-Annual Report 10

Investment Adviser
Cargile Investment Management, Inc.

Legal Counsel
Practus, LLP

Custodian
US Bank, N.A.

Distributor
Arbor Court Capital, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Cargile
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Cargile Fund
 www.cargilefund.com
1-888-204-1128

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/James Craft James Craft President

Date: 2/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/James Craft James Craft President

Date: 2/28/2024

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/28/2024